Identified Intangible Assets - Summary of Intangible Assets, Net of Accumulated Amortization and Impairments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross	$ 1,866	$ 2,697
Accumulated amortization and impairments	(1,293)	(1,942)
Marketing-related [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	17	19
Accumulated amortization and impairments	(16)	(18)
Customer-related [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	400	437
Accumulated amortization and impairments	(223)	(211)
Technology-based [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	1,298	2,104
Accumulated amortization and impairments	(968)	(1,619)
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	1,715	2,560
Accumulated amortization and impairments	(1,207)	(1,848)
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	151	137
Accumulated amortization and impairments	$ (86)	$ (94)